Explanatory notes to the Consolidated Statements of Cash Flows - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total Debt at January 1	€ 27,153	€ 33,581
Derivative (assets)/liabilities and collateral	(109)	(67)	€ (1,205)
Securities and financial receivables	(9,357)	(4,176)	(839)
Total Liabilities from financing activities at January 1	19,997	22,910	€ 31,537
Changes in liabilities arising from financing activities [abstract]
Cash flows	(2,640)	(8,949)
Foreign exchange effects	(250)	397
Fair value changes	468	(110)
Changes in scope of consolidation	955	389
Transfer to (Assets)/Liabilities held for sale	(122)	0
Other changes	€ (1,324)	(354)
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Derivative (assets)/liabilities and collateral		(67)
Securities and financial receivables		(4,176)
Total Liabilities from financing activities at January 1		€ 22,910